Stockholders Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
11.	Stockholders’ Equity

Authorized capital shares of the Company include 400,000,000 shares of capital stock consisting of 300,000,000 shares of common stock and 100,000,000 shares of preferred stock. Each of the aforementioned classes of capital stock has a par value of $0.01 per share. Shares of preferred stock, none of which were outstanding as of December 31, 2011, may be issued in one or more series having such rights, preferences and other provisions as determined by the Board of Directors without approval by the holders of common stock.

On December 14, 2011, the Company adopted a new open market repurchase program for up to 4,000,000 shares of the Company’s common stock, not to exceed $100 million in repurchases. The new repurchase program will conclude at the earliest of three years, when the maximum number of shares has been repurchased, or when the maximum dollar amount has been reached. Through December 31, 2011, no shares have been purchased and retired under this program.

On September 15, 2010, the Company commenced an open market repurchase program for up to 4,000,000 shares of the Company’s common stock, not to exceed $100 million in repurchases. This program will conclude at the earliest of three years from the commencement date, when the maximum number of shares has been repurchased or when the maximum dollar amount has been expended. During the year ended December 31, 2010, the Company repurchased and retired 451,272 shares at a weighted-average price of $30.81 per share. During the year ended December 31, 2011, the Company repurchased and retired 3,469,866 shares at a weighted-average price of $24.68 per share. The cumulative number of shares that have been repurchased and retired under this program through December 31, 2011 is 3,921,138 shares at a weighted-average price of $25.39 per share.

On December 9, 2009, the Company commenced the predecessor open market repurchase program for up to 3,000,000 shares of the Company’s common stock, not to exceed $100 million in repurchases. This program concluded in September 2010 when purchases approximately totaled the permitted maximum dollar amount. During the year ended December 31, 2010, the Company repurchased and retired 2,964,528 shares at a weighted-average price of $33.69 per share, which is the cumulative number of shares that were repurchased under this program.

The Credit Facility limits the Company’s ability to pay dividends and/or repurchase stock to an amount not to exceed $50 million in the aggregate after November 5, 2010, the date of the initial amendment and restatement of the Credit Facility. In addition, the Credit Facility allows the Company to repurchase stock in an amount not to exceed the aggregate amount of proceeds from the exercise of stock options. The indentures governing the 8 7/8% Senior Notes and the 8% Senior Notes (collectively, the “Senior Notes”) also limit the Company’s ability to pay dividends and/or repurchase stock. As of December 31, 2011, under the most restrictive test under these agreements, the Company has approximately $30.1 million remaining available with which to pay permitted dividends and/or make stock and Senior Notes repurchases.

The following schedule discloses the effects of changes in the Company’s ownership interest in its less-than-wholly-owned subsidiaries on Community Health Systems, Inc. stockholders’ equity (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net income attributable to Community Health Systems, Inc.	$201,948	$279,983	$243,150
Transfers (to) from the noncontrolling interests:
Net (decrease) increase in Community Health Systems, Inc. paid-in capital for purchase of subsidiary partnership interests	(4,556)	(3,529)	3,106

Net transfers (to) from the noncontrolling interests	(4,556)	(3,529)	3,106

Change to Community Health Systems, Inc. stockholders’ equity from net income attributable to Community Health Systems, Inc. and transfers (to) from noncontrolling interests	$197,392	$276,454	$246,256